Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Warrants to purchase	13,000,000	13,000,000
FDIC insured amount	$ 250,000	$ 250,000